Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 568.9	$ 541.8	$ 249.8
Other financial assets	131.7	27.4
Other financial liabilities	(277.9)	(152.7)
Currency risk [Member] | Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	8.8	6.4
Trade and other receivables	0.1	0.1
Restricted cash	0.0	0.2
Other financial assets	98.7	12.1
Trade and other payables	(8.6)	(5.7)
Other financial liabilities	0.0	0.0
Net financial asset (liability)	99.0	13.1
Currency risk [Member] | Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	36.6	13.9
Trade and other receivables	145.7	116.4
Restricted cash	0.0	0.0
Other financial assets	0.0	0.0
Trade and other payables	(2.2)	(1.9)
Other financial liabilities	(7.9)	(7.3)
Net financial asset (liability)	172.2	121.1
Currency risk [Member] | Amounts held in PEN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	10.7	3.8
Trade and other receivables	1.0	0.4
Restricted cash	0.0	0.0
Other financial assets	0.0	0.0
Trade and other payables	(25.0)	(15.9)
Other financial liabilities	(105.9)	(68.4)
Net financial asset (liability)	$ (119.2)	$ (80.1)